Employee Benefit Plans (Net Periodic Benefit Cost (Credit)) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 40	$ 40	$ 80	$ 79
Interest cost		98	84	199	168
Expected return on plan assets		(176)	(168)	(353)	(333)
Amortization of prior service cost (credit)		1	1	1	1
Amortization of net actuarial loss		43	49	82	97
Settlements and curtailment	[1]	71	0	73	0
Net periodic benefit cost (credit)		77	6	82	12
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Service cost		4	5	8	9
Interest cost		8	7	16	14
Expected return on plan assets		(39)	(38)	(78)	(75)
Amortization of prior service cost (credit)		0	0	0	0
Amortization of net actuarial loss		5	5	10	10
Settlements and curtailment	[2]	1	0	1	0
Net periodic benefit cost (credit)		(21)	(21)	(43)	(42)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		6	6	13	13
Interest cost		17	14	34	28
Expected return on plan assets		(35)	(35)	(68)	(71)
Amortization of prior service cost (credit)		(13)	(13)	(26)	(26)
Amortization of net actuarial loss		3	2	7	5
Settlements and curtailment	[1]	42	0	42	0
Net periodic benefit cost (credit)		20	(26)	2	(51)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Service cost		1	1	2	2
Interest cost		2	2	5	5
Expected return on plan assets		(7)	(6)	(14)	(14)
Amortization of prior service cost (credit)		(1)	(1)	(2)	(2)
Amortization of net actuarial loss		1	1	2	2
Settlements and curtailment	[2]	1	0	1	0
Net periodic benefit cost (credit)		$ (3)	$ (3)	$ (6)	$ (7)

[1]	Primarily related to a voluntary retirement program.
[2]	Related to a voluntary retirement program.